TRADE AND OTHER PAYABLES (Details 2) $ in Thousands	Dec. 31, 2023 CAD ($)
TRADE AND OTHER PAYABLES
Less than one year	$ 164
One to five years	399
Later than 5 years	34
Total undiscounted lease liabilities	$ 597